Operations Classified as Held for Sale - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
	Feb. 20, 2019	Jan. 24, 2019	Dec. 31, 2018	Nov. 08, 2018
Antares
Disclosure of subsidiaries [line items]
Disposal group consideration received				€ 161
Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)			59.58%
Disposal of major subsidiary | Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	60.00%	60.00%
Disposal of major subsidiary | Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%	40.00%
America Movil, SAB de CV | Disposal of major subsidiary | Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate sold (as a percent)		99.30%